Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sale of software products	$ 3,547,113	$ 14,878,256	$ 5,098,730
Sale of hardware products	46,295	75,011	415,723
Technology development service	16,419,889	9,246,992	6,404,394
M&S service	2,429,526	2,772,795	1,937,887
Sale of cloud platform products	25,742,135	5,550,959
Net revenues (including sales to related parties of $2,449,560, $286,875 and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	48,184,958	32,524,013	13,856,734
Cost of revenues	(17,379,144)	(10,885,731)	(7,228,046)
Gross profit	30,805,814	21,638,282	6,628,688
Operating expenses:
Selling expenses	(3,911,818)	(4,620,113)	(4,566,760)
General and administrative expenses	(6,028,637)	(6,657,251)	(5,694,785)
Research and development expenses	(24,001,138)	(5,363,909)	(4,236,723)
Total operating expenses	(33,941,593)	(16,641,273)	(14,498,268)
(Loss)/Income from operations	(3,135,779)	4,997,009	(7,869,580)
Other income/(loss):
Investment losses	(143,181)	(156,630)	(207,497)
Interest expense	(2,440,815)	(1,866,831)	(1,026,636)
Foreign currency exchange gain/(loss)	(68,902)	11,252	41,592
Other income, net	444,018	932,557	1,770,225
Total other income/(loss)	(2,208,880)	(1,079,652)	577,684
(Loss)/Income before income tax expense	(5,344,659)	3,917,357	(7,291,896)
Income tax benefit/(expense)	(660,655)	(552,355)	235,854
Net (loss)/income	(6,005,314)	3,365,002	(7,056,042)
Net loss attributable to non-controlling interests	(106,779)	(312,811)	(247,677)
Net (loss)/income attributable to XIAO-I CORPORATION shareholders	(5,898,535)	3,677,813	(6,808,365)
Other comprehensive (loss)/income
Foreign currency translation change, net of nil income taxes	403,816	(117,291)	(357,695)
Total other comprehensive (loss)/income	403,816	(117,291)	(357,695)
Total comprehensive (loss)/income	(5,601,498)	3,247,711	(7,413,737)
Total comprehensive (loss)/income attributable to non-controlling interests	95,280	(370,503)	(386,914)
Total comprehensive (loss)/income attributable to XIAO-I CORPORATION shareholders	$ (5,696,778)	$ 3,618,214	$ (7,026,823)
(Loss)/Earnings per ordinary share attributable to XIAO-I CORPORATION shareholders
Basic (in Dollars per share)	$ (0.27)	$ 0.17	$ (0.31)
Diluted (in Dollars per share)	$ (0.27)	$ 0.16	$ (0.31)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	22,115,592	22,115,592	22,115,592
Diluted (in Shares)	22,115,592	22,362,552	22,115,592